Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Climate Focused Bond Fund
Emerging Markets Equity Fund
International Growth Fund
Mid Cap Innovation Growth Fund
Short Duration High Yield Fund

For the period ended April 30, 2022

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 93.54%

ASSET-BACKED SECURITIES 2.34%

Automobiles 0.96%
Tesla Auto Lease Trust 2019-A C†	2.68%	1/20/2023	$125,000	$124,990
Tesla Auto Lease Trust 2021-A B†	1.02%	3/20/2025	100,000	95,949
Total				220,939

Other 1.38%
Aqua Finance Trust 2021-A C†	3.14%	7/17/2046	110,000	96,809
GoodLeap Sustainable Home Solutions Trust 2022-1GS A†	2.70%	1/20/2049	145,159	132,884
Sunrun Demeter Issuer 2021-2A A†	2.27%	1/30/2057	99,266	88,415
Total				318,108
Total Asset-Backed Securities (cost $581,031)				539,047

CONVERTIBLE BONDS 0.78%

Auto Manufacturers 0.18%
Lucid Group, Inc.†	1.25%	12/15/2026	12,000	8,340
NIO, Inc. (China)(a)	0.50%	2/1/2027	8,000	6,280
Tesla, Inc.	2.00%	5/15/2024	2,000	28,035
Total				42,655

Energy-Alternate Sources 0.53%
Enphase Energy, Inc.	Zero Coupon	3/1/2026	30,000	28,380
NextEra Energy Partners LP†	Zero Coupon	6/15/2024	14,000	13,041
Plug Power, Inc.	3.75%	6/1/2025	3,000	12,635
SolarEdge Technologies, Inc. (Israel)(a)	Zero Coupon	9/15/2025	23,000	26,852
SunPower Corp.	4.00%	1/15/2023	16,000	16,960
Sunrun, Inc.	Zero Coupon	2/1/2026	30,000	23,100
Total				120,968

Internet 0.07%
RealReal, Inc. (The)	1.00%	3/1/2028	28,000	16,814
Total Convertible Bonds (cost $214,176)				180,437

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 0.07%

Electric: Utilities
Algonquin Power & Utilities Corp. (Canada)(a) (cost $16,000)	7.75%		320	15,078

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
CORPORATE BONDS 63.66%

Agriculture 0.29%
Darling Ingredients, Inc.†	5.25%		4/15/2027		$67,000	$67,083

Apparel 0.43%
Chanel Ceres plc(b)	0.50%		7/31/2026	EUR	100,000	99,379

Auto Manufacturers 0.91%
Ford Motor Co.	3.25%		2/12/2032		$35,000	28,502
Hyundai Capital Services, Inc. (South Korea)(a)	1.25%		2/8/2026		200,000	180,345
Total						208,847

Auto Parts & Equipment 0.68%
Aptiv plc (Ireland)(a)	4.35%		3/15/2029		35,000	34,286
BorgWarner, Inc.	3.375%		3/15/2025		65,000	64,482
Dana, Inc.	4.25%		9/1/2030		68,000	58,406
Total						157,174

Banks 9.26%
ABN AMRO Bank NV (Netherlands)†(a)	2.47% (1 Yr. Treasury CMT + 1.10%	)#	12/13/2029		200,000	175,724
AIB Group plc(b)	2.875% (5 Yr. EUSA + 3.30%	)#	5/30/2031	EUR	100,000	101,043
Bank Hapoalim BM (Israel)†(a)	3.255% (5 Yr. Treasury CMT + 2.16%	)#	1/21/2032		$200,000	182,000
Bank of Ireland Group plc(b)	0.375% (1 Yr. EUSA + .77%	)#	5/10/2027	EUR	100,000	96,309
Bank of Nova Scotia (The) (Canada)(a)	0.65%		7/31/2024		$125,000	117,242
Bank of Nova Scotia (The) (Canada)(a)	2.375%		1/18/2023		80,000	79,980
Barclays plc(b)	1.70% (5 Yr. GUKG + 1.75%	)#	11/3/2026	GBP	100,000	118,045
CaixaBank SA(b)	1.25% (5 Yr. EUSA + 1.63%	)#	6/18/2031	EUR	100,000	96,872
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		$125,000	123,190
Danske Bank A/S(b)	0.75% (1 Yr. EUAMDB + .88%	)#	6/9/2029	EUR	100,000	94,262
Industrial & Commercial Bank of China Ltd. (Luxembourg)(a)	2.875%		10/12/2022		$200,000	200,016
Intesa Sanpaolo SpA(b)	0.75%		3/16/2028	EUR	100,000	94,996

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Banks (continued)
JPMorgan Chase & Co.	0.768% (SOFR + .49%	)#	8/9/2025		$111,000	$103,974
Kreditanstalt fuer Wiederaufbau (Germany)(a)	0.75%		9/30/2030		150,000	125,071
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.00%		10/4/2022		112,000	112,244
Landesbank Baden-Wuerttemberg(b)	1.50%		2/3/2025	GBP	100,000	119,945
Standard Chartered plc (United Kingdom)†(a)	1.214% (1 Yr. Treasury CMT + .88%	)#	3/23/2025		$200,000	189,500
Total						2,130,413

Beverages 0.18%
PepsiCo, Inc.	2.875%		10/15/2049		50,000	40,698

Biotechnology 0.23%
Amgen, Inc.	3.00%		2/22/2029		56,000	52,599

Building Materials 0.59%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		45,000	43,624
Johnson Controls International plc/Tyco Fire & Security Finance SCA	1.75%		9/15/2030		46,000	38,537
Owens Corning, Inc.	3.95%		8/15/2029		55,000	53,888
Total						136,049

Chemicals 0.67%
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	3.50%		9/10/2051		200,000	153,559

Commercial Services 1.16%
Global Payments, Inc.	3.20%		8/15/2029		75,000	68,369
Global Payments, Inc.	3.75%		6/1/2023		30,000	30,148
Massachusetts Institute of Technology	3.959%		7/1/2038		75,000	76,781
Techem Verwaltungsgesellschaft 674 mbH(b)	6.00%		7/30/2026	EUR	87,920	91,516
Total						266,814

Computers 0.36%
Apple, Inc.	3.00%		6/20/2027		$85,000	83,604

Distribution/Wholesale 0.42%
Rexel SA(b)	2.125%		6/15/2028	EUR	100,000	96,947

Diversified Financial Services 1.43%
CDP Financial, Inc. (Canada)(a)	1.00%		5/26/2026		$250,000	230,257
LeasePlan Corp. NV(b)	0.25%		2/23/2026	EUR	100,000	98,848
Total						329,105

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric 10.98%
Audax Renovables SA(b)	4.20%		12/18/2027	EUR	100,000	$82,126
Clearway Energy Operating LLC†	3.75%		2/15/2031		$70,000	60,307
Drax Finco plc(b)	2.625%		11/1/2025	EUR	100,000	103,675
E.ON SE(b)	0.35%		2/28/2030	EUR	100,000	93,296
EDP - Energias de Portugal SA(b)	1.875% (5 Yr. EUSA + 2.08%	)#	3/14/2082	EUR	100,000	84,929
Enel Finance International NV (Netherlands)†(a)	2.25%		7/12/2031		$200,000	165,919
Energia Group NI FinanceCo plc/Energia Group ROI Holdings DAC(b)	4.00%		9/15/2025	EUR	100,000	99,818
Engie SA(b)	0.375%		6/21/2027	EUR	100,000	97,637
JSW Hydro Energy Ltd. (India)†(a)	4.125%		5/18/2031		$193,000	168,271
Korea East-West Power Co. Ltd.†(c)	3.60%		5/6/2025		200,000	199,876
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		102,000	91,630
Liberty Utilities Finance GP 1†	2.05%		9/15/2030		75,000	62,466
MidAmerican Energy Co.	3.95%		8/1/2047		65,000	60,305
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028		111,000	98,405
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		55,000	52,168
Northern States Power Co/MN	2.60%		6/1/2051		50,000	37,351
Orsted A/S(b)	1.50%		11/26/2029	EUR	100,000	102,068
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		$79,000	73,969
Ren Finance BV(b)	0.50%		4/16/2029	EUR	100,000	93,633
Scottish Hydro Electric Transmission plc(b)	1.50%		3/24/2028	GBP	200,000	230,368
Solar Star Funding LLC†	5.375%		6/30/2035		$82,549	88,225
Southwestern Public Service Co.	3.75%		6/15/2049		50,000	44,604
Statnett SF(b)	0.518%		6/30/2023	SEK	2,000,000	201,213
TenneT Holding BV(b)	0.125%		11/30/2032	EUR	100,000	85,677
Tucson Electric Power Co.	1.50%		8/1/2030		$60,000	48,657
Total						2,526,593

Electrical Components & Equipment 0.93%
Schneider Electric SE(b)	1.841%		10/13/2025	EUR	100,000	107,245
Signify NV(b)	2.375%		5/11/2027	EUR	100,000	105,927
Total						213,172

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electronics 0.28%
Hubbell, Inc.	3.50%		2/15/2028		$65,000	$63,331

Energy-Alternate Sources 5.98%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ (India)†(a)	6.25%		12/10/2024		200,000	203,040
Alerion Cleanpower SpA(b)	3.125%		12/19/2025	EUR	75,000	79,865
Cullinan Holdco Scsp†(b)	4.625%		10/15/2026	EUR	100,000	96,509
EEW Energy from Waste GmbH(b)	0.361%		6/30/2026	EUR	100,000	97,822
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026		$70,000	71,407
ERG SpA(b)	1.875%		4/11/2025	EUR	100,000	105,239
Greenko Dutch BV (Netherlands)†(a)	3.85%		3/29/2026		$194,000	177,103
Renewable Energy Group, Inc.†	5.875%		6/1/2028		59,000	62,552
Scatec ASA†(b)	1.971% (3 Mo. EURIBOR + 2.50%	)#	8/19/2025	EUR	100,000	98,638
Sunnova Energy Corp.†	5.875%		9/1/2026		$73,000	66,893
Sweihan PV Power Co. PJSC (United Arab Emirates)†(a)	3.625%		1/31/2049		200,000	175,215
TerraForm Power Operating LLC†	4.75%		1/15/2030		80,000	72,149
Topaz Solar Farms LLC†	5.75%		9/30/2039		69,067	70,274
Total						1,376,706

Engineering & Construction 0.20%
IEA Energy Services LLC†	6.625%		8/15/2029		49,000	44,897

Environmental Control 1.48%
FCC Servicios Medio Ambiente Holding SAU(b)	1.661%		12/4/2026	EUR	100,000	101,394
Madison IAQ LLC†	5.875%		6/30/2029		$58,000	47,343
Paprec Holding SA†(b)	3.50%		7/1/2028	EUR	100,000	98,219
Seche Environnement SA(b)	2.25%		11/15/2028	EUR	100,000	94,391
Total						341,347

Food 0.66%
Co-Operative Group Ltd.(b)	5.125%		5/17/2024	GBP	100,000	122,023
Sysco Corp.	2.40%		2/15/2030		$35,000	30,759
Total						152,782

Forest Products & Paper 0.17%
Suzano Austria GmbH (Brazil)(a)	3.125%		1/15/2032		49,000	39,642

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Health Care-Services 0.28%
Kaiser Foundation Hospitals	3.15%		5/1/2027		$67,000	$65,172

Insurance 0.44%
PartnerRe Ireland Finance DAC(b)	1.25%		9/15/2026	EUR	100,000	102,259

Investment Companies 0.39%
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund(b)	0.90%		10/12/2029	EUR	100,000	89,852

Machinery-Diversified 0.72%
Mueller Water Products, Inc.†	4.00%		6/15/2029		$56,000	50,198
nVent Finance Sarl (Luxembourg)(a)	2.75%		11/15/2031		42,000	36,218
Xylem Inc/NY	2.25%		1/30/2031		90,000	78,050
Total						164,466

Metal Fabricate-Hardware 0.38%
Advanced Drainage Systems, Inc.†	5.00%		9/30/2027		90,000	87,077

Mining 0.41%
Novelis Sheet Ingot GmbH†(b)	3.375%		4/15/2029	EUR	100,000	95,392

Miscellaneous Manufacturing 1.59%
Alstom SA(b)	0.25%		10/14/2026	EUR	100,000	98,015
Pentair Finance Sarl (Luxembourg)(a)	3.15%		9/15/2022		$110,000	110,031
Pentair Finance Sarl (Luxembourg)(a)	4.50%		7/1/2029		60,000	59,966
Wabtec Transportation Netherlands BV(b)	1.25%		12/3/2027	EUR	100,000	97,949
Total						365,961

Multi-National 8.87%
Asian Development Bank(b)	2.45%		1/17/2024	AUD	105,000	73,708
Asian Development Bank (Philippines)(a)	3.125%		9/26/2028		$135,000	135,662
Asian Infrastructure Investment Bank (The)(b)	0.20%		12/15/2025	GBP	30,000	35,245
Asian Infrastructure Investment Bank (The) (China)(a)	0.50%		5/28/2025		$150,000	138,559
European Bank for Reconstruction & Development (United Kingdom)(a)	1.625%		9/27/2024		230,000	223,257
European Investment Bank (Luxembourg)(a)	2.125%		4/13/2026		200,000	194,030
European Investment Bank (Luxembourg)(a)	2.375%		5/24/2027		75,000	72,874
European Union(b)	1.25%		2/4/2043	EUR	100,000	96,868
Inter-American Development Bank	0.58% (SOFR + 2.80%	)#	4/12/2027		$200,000	200,111
Inter-American Investment Corp.	2.625%		4/22/2025		75,000	74,056

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Multi-National (continued)
International Bank for Reconstruction & Development	0.441% (SOFR + .18%	)#	6/15/2026		$200,000	$200,054
International Bank for Reconstruction & Development	0.495% (SOFR + .29%	)#	11/22/2028		220,000	220,166
International Finance Corp.	0.372% (SOFR + .09%	)#	6/30/2023		50,000	49,971
International Finance Corp.	0.372% (SOFR + .09%	)#	4/3/2024		230,000	229,911
International Finance Corp.	2.00%		10/24/2022		97,000	97,165
Total						2,041,637

Municipal 1.07%
Transport for London(b)	2.125%		4/24/2025	GBP	200,000	246,761

Packaging & Containers 0.82%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc†(b)	3.00%		9/1/2029	EUR	100,000	86,450
OI European Group BV(b)	2.875%		2/15/2025	EUR	100,000	102,434
Total						188,884

Pharmaceuticals 0.69%
Eli Lilly & Co.(b)	0.50%		9/14/2033	EUR	100,000	89,299
Pfizer, Inc.	2.625%		4/1/2030		$75,000	68,915
Total						158,214

Real Estate 1.31%
Blackstone Property Partners Europe Holdings Sarl(b)	1.625%		4/20/2030	EUR	100,000	88,640
Canary Wharf Group Investment Holdings plc†(b)	2.625%		4/23/2025	GBP	100,000	120,003
Signa Development Finance SCS†(b)	5.50%		7/23/2026	EUR	100,000	93,741
Total						302,384

REITS 2.07%
Alexandria Real Estate Equities, Inc.	2.00%		5/18/2032		$22,000	18,077
Digital Dutch Finco BV(b)	1.00%		1/15/2032	EUR	100,000	83,506
Equinix, Inc.(b)	1.00%		3/15/2033	EUR	100,000	84,716
Equinix, Inc.	1.55%		3/15/2028		$50,000	42,683
Goodman U.S. Finance Five LLC†(c)	4.625%		5/4/2032		28,000	28,009	(d)
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030		71,000	61,346

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS (continued)
Kilroy Realty LP	4.75%	12/15/2028		$45,000	$45,741
Piedmont Operating Partnership LP	3.15%	8/15/2030		75,000	65,863
Weyerhaeuser Co.	6.875%	12/15/2033		40,000	46,477
Total					476,418

Retail 0.45%
Walmart, Inc.	1.80%	9/22/2031		122,000	104,126

Semiconductors 0.63%
Analog Devices, Inc.	2.95%	4/1/2025		63,000	62,234
Micron Technology, Inc.	2.703%	4/15/2032		34,000	28,312
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(a)	3.40%	5/1/2030		60,000	54,786
Total					145,332

Software 0.38%
Fiserv, Inc.	3.20%	7/1/2026		90,000	87,238

Telecommunications 1.05%
Switch Ltd.†	3.75%	9/15/2028		83,000	77,929
Verizon Communications, Inc.	3.875%	2/8/2029		55,000	54,305
Vmed O2 UK Financing I plc†(b)	4.50%	7/15/2031	GBP	100,000	109,012
Total					241,246

Transportation 2.12%
Central Japan Railway Co. (Japan)(a)	2.20%	10/2/2024		$200,000	195,174
Ferrovie dello Stato Italiane SpA(b)	0.375%	3/25/2028	EUR	100,000	95,543
Getlink SE(b)	3.50%	10/30/2025	EUR	100,000	104,824
Hamburger Hochbahn AG(b)	0.125%	2/24/2031	EUR	100,000	91,238
Total					486,779

Water 2.70%
Aegea Finance Sarl†(c)	6.75%	5/20/2029		$200,000	196,977
American Water Capital Corp.	2.80%	5/1/2030		100,000	91,476
Bazalgette Finance plc(b)	2.75%	3/10/2034	GBP	100,000	119,197
Canal de Isabel II Gestion SA(b)	1.68%	2/26/2025	EUR	100,000	105,393
Essential Utilities, Inc.	2.40%	5/1/2031		$60,000	51,431
United Utilities plc (United Kingdom)(a)	6.875%	8/15/2028		50,000	57,202
Total					621,676
Total Corporate Bonds (cost $16,449,668)					14,651,615

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 2.32%

Building & Construction 0.34%
Refficiency Holdings LLC 2021 Term Loan	4.514% (1 Mo. LIBOR + 3.75%	)	12/16/2027	$33,130	$32,909
Refficiency Holdings LLC 2021 Delayed Draw Term Loan(f)	3.75% - 4.51% (1 Mo. LIBOR + 3.75%	)	12/16/2027	6,451	6,408
Thermostat Purchaser III, Inc. Delayed Draw Term Loan(f)	4.50% (3 Mo. LIBOR + 4.50%	)	8/31/2028	5,985	5,940
Thermostat Purchaser III, Inc. Term Loan	5.25% (3 Mo. LIBOR + 4.50%	)	8/31/2028	33,933	33,679
Total					78,936

Building Materials 0.07%
Zurn Holdings, Inc. 2021 Term Loan B	3.014% (1 Mo. LIBOR + 2.25%	)	10/4/2028	16,997	16,970

Electric: Generation 0.13%
ExGen Renewables IV, LLC 2020 Term Loan	3.50% (3 Mo. LIBOR + 2.50%	)	12/15/2027	31,280	31,236

Environmental 0.60%
Bingo Industries Ltd Term Loan (Australia)(a)	4.00% (3 Mo. LIBOR + 3.50%	)	7/8/2028	29,850	29,365
Denali Water Solutions Term Loan B	5.256% (3 Mo. LIBOR + 4.25%	)	3/25/2028	61,630	59,319
EWT Holdings III Corp. 2021 Term Loan	3.313% (1 Mo. LIBOR + 2.50%	)	4/1/2028	49,625	49,491
Total					138,175

Integrated Energy 0.17%
Esdec Solar Group B.V. Term Loan B (Netherlands)(a)	6.50% (6 Mo. LIBOR + 5.00%	)	8/30/2028	40,392	39,685

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Machinery 0.41%
Array Technologies, Inc. Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	10/14/2027		$57,783	$56,266
Generac Power Systems, Inc. 2019 Term Loan B	2.55% (1 Mo. LIBOR + 1.75%	)	12/13/2026		37,590	37,581
Total						93,847

Multi-Line Insurance 0.13%
Filtration Group Corporation 2018 1st Lien Term Loan	3.764% (1 Mo. LIBOR + 3.00%	)	3/29/2025		29,442	29,062

Personal & Household Products 0.27%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	4.545% (1 Mo. SOFR + 3.75%	)	7/31/2028		62,500	61,667

Support: Services 0.20%
Element Materials Technology Group US Holdings Inc. 2022 USD Delayed Draw Term Loan B(f)	–	(g)	6/30/2029		9,790	9,774
Element Materials Technology Group US Holdings Inc. 2022 USD Term Loan	–	(g)	4/12/2029		35,762	35,702
Total						45,476
Total Floating Rate Loans (cost $539,300)						535,054

FOREIGN GOVERNMENT OBLIGATIONS 16.15%

Canada 1.23%
Province of Ontario Canada(b)	1.55%		11/1/2029	CAD	89,000	60,607
Province of Ontario Canada(b)	1.85%		2/1/2027	CAD	145,000	106,250
Province of Quebec Canada(b)	1.85%		2/13/2027	CAD	158,000	115,936
Total						282,793

France 1.47%
Action Logement Services(b)	0.50%		10/30/2034	EUR	200,000	178,312
French Republic Government Bond OAT†(b)	0.50%		6/25/2044	EUR	95,000	76,532
Societe Du Grand Paris EPIC(b)	0.30%		9/2/2036	EUR	100,000	84,130
Total						338,974

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Germany 2.65%
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon	8/15/2030	EUR	394,000	$389,014
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon	8/15/2050	EUR	281,258	222,029
Total					611,043

Italy 0.15%
Italy Buoni Poliennali Del Tesoro†(b)	1.50%	4/30/2045	EUR	45,000	35,355

Japan 2.49%
Development Bank of Japan, Inc.†(a)	1.75%	2/18/2025		$200,000	193,296
Japan Bank for International Cooperation(a)	1.625%	1/20/2027		200,000	186,893
Japan Finance Organization for Municipalities†(a)	1.50%	1/27/2025		200,000	192,464
Total					572,653

Netherlands 1.61%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(a)	2.75%	2/20/2024		200,000	199,993
Nederlandse Waterschapsbank NV(a)	1.00%	5/28/2030		200,000	169,877
Total					369,870

Norway 0.85%
Kommunalbanken AS(a)	2.125%	2/11/2025		200,000	195,684

South Korea 1.70%
Industrial Bank of Korea†(a)	0.625%	9/17/2024		200,000	188,543
Korea Water Resources Corp.(a)	3.875%	5/15/2023		200,000	202,028
Total					390,571

Spain 1.27%
Adif Alta Velocidad(b)	0.55%	4/30/2030	EUR	100,000	96,085
Autonomous Community of Madrid Spain(b)	0.419%	4/30/2030	EUR	150,000	142,689
Spain Government Bond†(b)	1.00%	7/30/2042	EUR	66,000	54,978
Total					293,752

Sweden 2.47%
Kommuninvest I Sverige AB(a)	0.375%	6/19/2024		$200,000	189,913
Kommuninvest I Sverige AB†(a)	1.625%	4/24/2023		200,000	198,929
Sweden Government International Bond†(b)	0.125%	9/9/2030	SEK	1,000,000	89,625	(d)
Sweden Government International Bond(b)	0.125%	9/9/2030	SEK	1,000,000	89,626
Total					568,093

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
United Kingdom 0.26%
United Kingdom Gilt(b)	0.875%	7/31/2033	GBP	53,000	$59,276
Total Foreign Government Obligations (cost $4,290,596)					3,718,064

MUNICIPAL BONDS 2.50%

Government Guaranteed 0.08%
Metropolitan Government of Nashville & Davidson Co	2.611%	7/1/2036		20,000	17,496

Revenue - Utilities - Other 0.19%
City of Corpus Christi TX Utility System Revenue	1.966%	7/15/2030		50,000	43,705

Sales Tax 0.16%
Dallas Area Rapid Transit A	2.534%	12/1/2036		45,000	36,998

Tax Revenue 0.09%
Regional Transportation District Sales Tax Revenue	2.337%	11/1/2036		25,000	20,097

Taxable Revenue - Water & Sewer 1.77%
City of Aurora CO Water Revenue	2.348%	8/1/2036		30,000	24,422
City of Dallas TX Waterworks & Sewer System Revenu	2.772%	10/1/2040		75,000	63,365
City of Los Angeles CA Wastewater System Revenue	5.713%	6/1/2039		50,000	58,109
City of Philadelphia PA Water & Wastewater Revenue	1.734%	11/1/2028		40,000	35,315
City of San Francisco CA Public Utilities Commissi	6.00%	11/1/2040		100,000	116,012
New York City Municipal Water Finance Authority	5.75%	6/15/2041		50,000	61,102
San Diego County Water Authority	1.951%	5/1/2034		60,000	49,416
Total					407,741

Transportation 0.21%
Metropolitan Transportation Authority	5.175%	11/15/2049		45,000	48,484
Total Municipal Bonds (cost $685,753)					574,521

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.51%
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 B†	2.304% (1 Mo. LIBOR + 1.75%	)#	3/15/2036	$110,000	$107,474
NYO Commercial Mortgage Trust 2021-1290 A†	1.65% (1 Mo. LIBOR + 1.10%	)#	11/15/2038	50,000	49,061
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	100,000	89,676
VNDO Mortgage Trust 2012-6AVE C†	3.448%	#(h)	11/15/2030	100,000	100,315
Total Non-Agency Commercial Mortgage-Backed Securities (cost $362,903)					346,526

U.S. TREASURY OBLIGATIONS 4.21%
U.S. Treasury Bond	2.25%		2/15/2052	75,000	64,418
U.S. Treasury Note	1.875%		2/15/2032	460,000	420,110
U.S. Treasury Note	2.50%		3/31/2027	495,000	485,119
Total U.S. Treasury Obligations (cost $1,021,561)					969,647
Total Long-Term Investments (cost $24,160,988)					21,529,989

SHORT-TERM INVESTMENTS 3.23%

Repurchase Agreements 3.23%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $773,900 of U.S. Treasury Note at 2.375% due 5/15/2029; value: $757,852; proceeds: $742,975 (cost $742,975)				742,975	742,975
Total Investments in Securities 96.77% (cost $24,903,963)					22,272,964
Less Unfunded Loan Commitments (0.09%) (cost $22,072)					(21,948)
Net Investments in Securities 96.68% (cost $24,881,891)					22,251,016
Other Assets and Liabilities – Net(i) 3.32%					765,258
Net Assets 100.00%					$23,016,274
AUD	Australian Dollar.
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
SEK	Swedish Krona.
CMT	Constant Maturity Rate.
EUAMDB	EUR Mid-Market Swap Rate.
EURIBOR	Euro Interbank Offered Rate.
EUSA	Euro Swap Rate.
GUKG	UK Generic government yield.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2022, the total value of Rule 144A securities was $6,056,156, which represents 26.31% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Securities purchased on a when-issued basis.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2022.
(f)	Security partially/fully unfunded.
(g)	Interest rate to be determined.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at April 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	Toronto Dominion Bank	5/25/2022	107,000	$77,482	$75,630	$1,852
British pound	Sell	State Street Bank and Trust	6/7/2022	100,000	131,001	125,743	5,258
British pound	Sell	Toronto Dominion Bank	6/7/2022	1,040,000	1,387,007	1,307,729	79,278
Canadian dollar	Sell	Bank of America	7/20/2022	368,000	291,466	286,376	5,090
Euro	Sell	Bank of America	6/10/2022	12,000	13,223	12,681	542
Euro	Sell	Bank of America	6/10/2022	78,000	85,192	82,426	2,766
Euro	Sell	Bank of America	6/10/2022	89,000	94,136	94,049	87
Euro	Sell	Morgan Stanley	6/10/2022	5,339,000	5,855,175	5,641,910	213,265
Euro	Sell	Morgan Stanley	6/10/2022	108,000	118,781	114,127	4,654
Euro	Sell	State Street Bank and Trust	6/10/2022	80,000	86,462	84,539	1,923
Euro	Sell	Toronto Dominion Bank	6/10/2022	204,000	223,179	215,574	7,605
Swedish krona	Sell	State Street Bank and Trust	7/21/2022	3,784,000	397,703	386,274	11,429
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$333,749

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2022

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	6/7/2022	13,000	$16,361	$16,347	$(14)
British pound	Buy	Morgan Stanley	6/7/2022	20,000	26,038	25,149	(889)
British pound	Buy	State Street Bank and Trust	6/7/2022	72,000	94,911	90,535	(4,376)
British pound	Buy	State Street Bank and Trust	6/7/2022	8,000	10,399	10,060	(339)
Euro	Buy	Bank of America	6/10/2022	40,000	44,068	42,269	(1,799)
Euro	Buy	Morgan Stanley	6/10/2022	26,000	29,069	27,475	(1,594)
Euro	Buy	Morgan Stanley	6/10/2022	70,000	77,503	73,972	(3,531)
Euro	Buy	State Street Bank and Trust	6/10/2022	132,000	145,023	139,489	(5,534)
Euro	Buy	State Street Bank and Trust	6/10/2022	94,000	102,515	99,333	(3,182)
Euro	Buy	State Street Bank and Trust	6/10/2022	103,000	111,777	108,844	(2,933)
Euro	Buy	State Street Bank and Trust	6/10/2022	57,000	61,582	60,234	(1,348)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(25,539)

Open Futures Contracts at April 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	June 2022	2	Short	EUR	(335,916)	EUR	(307,180)	$30,315
U.S. 10-Year Ultra Treasury Note	June 2022	8	Short		$(1,114,545)		$(1,032,000)	82,545
U.S. 2-Year Treasury Note	June 2022	1	Short		(214,514)		(210,813)	3,701
U.S. 5-Year Treasury Note	June 2022	14	Short		(1,643,770)		(1,577,406)	66,364
Total Unrealized Appreciation on Open Futures Contracts								$182,925

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	June 2022	2	Long	EUR	267,224	EUR	254,360	$(13,571)
Euro-Buxl	June 2022	1	Long		207,422		170,980	(38,444)
U.S. Ultra Treasury Bond	June 2022	3	Long		$552,498		$481,313	(71,185)
Total Unrealized Depreciation on Open Futures Contracts								$(123,200)

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$539,047	$–	$539,047
Convertible Bonds	–	180,437	–	180,437
Convertible Preferred Stocks	–	15,078	–	15,078
Corporate Bonds
REITS	–	448,409	28,009	476,418
Remaining Industries	–	14,175,197	–	14,175,197
Floating Rate Loans	–	535,054	–	535,054
Less Unfunded Commitments	–	(21,948)	–	(21,948)
Foreign Government Obligations	–	3,628,439	89,625	3,718,064
Municipal Bonds	–	574,521	–	574,521
Non-Agency Commercial
Mortgage-Backed Securities	–	346,526	–	346,526
U.S. Treasury Obligations	–	969,647	–	969,647
Short-Term Investments
Repurchase Agreements	–	742,975	–	742,975
Total	$–	$22,133,382	$117,634	$22,251,016
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$333,749	$–	$333,749
Liabilities	–	(25,539)	–	(25,539)
Futures Contracts
Assets	182,925	–	–	182,925
Liabilities	(123,200)	–	–	(123,200)
Total	$59,725	$308,210	$–	$367,935

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.47%

COMMON STOCKS 96.47%

Australia 1.68%
Metals & Mining
BHP Group Ltd.	2,412	$80,598

Austria 0.90%
Banks
Erste Group Bank AG	1,390	43,279

Brazil 7.03%
Electric: Utilities 0.82%
Equatorial Energia SA	7,600	39,415
Electrical Equipment 0.94%
WEG SA	7,426	45,211
Health Care Providers & Services 0.39%
Hapvida Participacoes e Investimentos SA	10,448	18,533
Insurance 1.96%
BB Seguridade Participacoes SA	18,318	94,222
Internet & Direct Marketing Retail 0.95%
MercadoLibre, Inc.*	47	45,761
Oil, Gas & Consumable Fuels 1.97%
Petroleo Brasileiro SA ADR	6,972	94,610
Total Brazil		337,752

Canada 1.86%
Banks 0.87%
Bank of Nova Scotia (The)	657	41,604
Metals & Mining 0.99%
Capstone Copper Corp.*	10,468	47,669
Total Canada		89,273

China 26.25%
Automobiles 2.82%
BYD Co. Ltd. Class H	4,654	135,439
Banks 2.14%
China Construction Bank Corp. Class H	70,800	50,438
Industrial & Commercial Bank of China Ltd. Class H	86,687	52,255
		102,693
Investments	Shares	U.S. $ Fair Value
China (continued)
Beverages 1.14%
Kweichow Moutai Co. Ltd. Class A	100	$27,688
Wuliangye Yibin Co. Ltd. Class A	1,100	26,883
		54,571
Construction Materials 0.52%
China Resources Cement Holdings Ltd.	30,000	24,892
Electrical Equipment 1.05%
Contemporary Amperex Technology Co. Ltd. Class A*	826	50,497
Entertainment 2.02%
NetEase, Inc.	5,073	97,175
Household Durables 0.60%
Haier Smart Home Co. Ltd. Class H	8,100	28,616
Independent Power & Renewable Electricity Producers 0.66%
China Longyuan Power Group Corp. Ltd. Class H	16,486	31,798
Interactive Media & Services 4.89%
Tencent Holdings Ltd.	4,989	235,106
Internet & Direct Marketing Retail 6.15%
Alibaba Group Holding Ltd.*	8,206	100,094
JD.com, Inc. Class A*	2,907	90,636
Meituan Class B*	3,141	67,301
Pinduoduo, Inc. ADR*	878	37,833
		295,864
Life Sciences Tools & Services 0.56%
WuXi AppTec Co. Ltd. Class H	900	12,241
Wuxi Biologics Cayman, Inc.*	2,000	14,762
		27,003
Real Estate Management & Development 1.35%
ESR Cayman Ltd.*	21,400	64,962
Semiconductors & Semiconductor Equipment 1.36%
LONGi Green Energy Technology Co. Ltd. Class A	2,000	20,286
Silergy Corp.	509	45,317
		65,603

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
China (continued)
Textiles, Apparel & Luxury Goods 0.99%
ANTA Sports Products Ltd.	4,156	$47,763
Total China		1,261,982

Egypt 0.73%
Banks
Commercial International Bank Egypt SAE	14,576	35,193

France 1.43%
Textiles, Apparel & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SE	106	68,596

Hong Kong 0.82%
Insurance
AIA Group Ltd.	4,000	39,295

India 17.39%
Automobiles 0.68%
Maruti Suzuki India Ltd.	328	32,851
Banks 4.08%
Federal Bank Ltd.	21,425	26,594
ICICI Bank Ltd. ADR	5,638	107,347
State Bank of India	9,717	62,409
		196,350
Beverages 1.23%
United Spirits Ltd.*	5,272	59,107
Capital Markets 0.49%
UTI Asset Management Co.Ltd.	2,271	23,342
Chemicals 0.79%
Asian Paints Ltd.	905	38,148
Health Care Providers & Services 0.96%
Apollo Hospitals Enterprise Ltd.	797	46,152
Hotels, Restaurants & Leisure 1.02%
Jubilant Foodworks Ltd.	6,925	48,903
Information Technology Services 1.69%
Infosys Ltd. ADR	4,095	81,368
Life Sciences Tools & Services 0.70%
Divi’s Laboratories Ltd.	577	33,776
Investments	Shares	U.S. $ Fair Value
India (continued)
Oil, Gas & Consumable Fuels 2.59%
Reliance Industries Ltd.	3,436	$124,494
Real Estate Management & Development 0.85%
Phoenix Mills Ltd. (The)	2,886	40,732
Wireless Telecommunication Services 2.31%
Bharti Airtel Ltd.*	11,569	111,031
Total India		836,254

Indonesia 3.30%
Banks 1.86%
Bank Mandiri Persero Tbk PT	145,452	89,313
Diversified Telecommunication Services 1.44%
Telkom Indonesia Persero Tbk PT	218,026	69,482
Total Indonesia		158,795

Japan 0.47%
Semiconductors & Semiconductor Equipment
Lasertec Corp.	170	22,712

Mexico 6.01%
Banks 1.99%
Grupo Financiero Banorte SAB de CV Class O	14,470	95,521
Consumer Finance 0.92%
Gentera SAB de CV*	56,933	44,220
Food & Staples Retailing 0.95%
Wal-Mart de Mexico SAB de CV	12,961	45,832
Transportation Infrastructure 2.15%
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,719	103,397
Total Mexico		288,970

Netherlands 2.56%
Oil, Gas & Consumable Fuels 1.92%
Shell plc	3,448	92,565
Semiconductors & Semiconductor Equipment 0.64%
ASML Holding NV	54	30,647
Total Netherlands		123,212

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
Peru 0.63%
Banks
Intercorp Financial Services, Inc.	1,109	$30,309

Saudi Arabia 0.87%
Banks
Saudi National Bank (The)	1,998	41,878

Singapore 1.91%
Banks
United Overseas Bank Ltd.	4,289	91,811

South Africa 4.23%
Banks 0.91%
Absa Group Ltd.	4,070	43,970
Food & Staples Retailing 1.33%
Clicks Group Ltd.	3,237	63,709
Metals & Mining 1.99%
Anglo American plc	1,635	72,416
Sibanye Stillwater Ltd.	6,662	23,048
		95,464
Total South Africa		203,143

South Korea 6.85%
Electrical Equipment 0.52%
LG Energy Solution*	75	24,900
Life Sciences Tools & Services 0.55%
Samsung Biologics Co. Ltd.*	40	26,384
Semiconductors & Semiconductor Equipment 1.19%
SK Hynix, Inc.	654	57,309
Technology Hardware, Storage & Peripherals 4.59%
Samsung Electronics Co. Ltd.	4,139	220,582
Total South Korea		329,175

Taiwan 8.70%
Electrical Equipment 0.68%
Voltronic Power Technology Corp.	750	32,813
Entertainment 0.38%
Sea Ltd. ADR*	220	18,207
Investments	Shares	U.S. $ Fair Value
Taiwan (continued)
Semiconductors & Semiconductor Equipment 7.64%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,670	$155,193
Taiwan Semiconductor Manufacturing Co. Ltd.	11,737	212,236
		367,429
Total Taiwan		418,449

Thailand 1.08%
Food & Staples Retailing
CP ALL PCL	25,100	47,635
CP ALL PCL	2,204	4,156
		51,791

United Arab Emirates 1.14%
Banks

Abu Dhabi Commercial Bank PJSC	19,823	54,797

United States 0.63%
Information Technology Services
Globant SA*	141	30,455
Total Common Stocks 96.47% (cost $4,820,520)		4,637,719
Other Assets and Liabilities – Net(a) 3.53%		169,843
Net Assets 100.00%		$4,807,562
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND April 30, 2022

Open Forward Foreign Currency Exchange Contracts at April 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indonesian rupiah	Sell	State Street Bank and Trust	5/9/2022	188,158,001	$12,990	$12,979	$11

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$337,752	$–	$–	$337,752
Canada	89,273	–	–	89,273
China	37,833	1,224,149	–	1,261,982
India	188,715	647,539	–	836,254
Indonesia	69,482	89,313	–	158,795
Mexico	288,970	–	–	288,970
Peru	30,309	–	–	30,309
South Africa	63,709	139,434	–	203,143
South Korea	24,900	304,275	–	329,175
Taiwan	173,400	245,049	–	418,449
United States	30,455	–	–	30,455
Remaining Countries	–	653,162	–	653,162
Total	$1,334,798	$3,302,921	$–	$4,637,719
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$11	$–	$11
Liabilities	–	–	–	–
Total	$–	$11	$–	$11

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.43%

COMMON STOCKS 97.43%

Australia 2.92%
Capital Markets 1.18%
Macquarie Group Ltd.	139	$20,011
Equity Real Estate Investment Trusts 1.00%
Goodman Group	1,023	17,026
Metals & Mining 0.74%
BHP Group Ltd.	373	12,464
Total Australia		49,501

Austria 1.51%
Banks
BAWAG Group AG†*	304	14,435
Erste Group Bank AG	357	11,116
		25,551

Canada 4.50%
Aerospace & Defense 0.51%
CAE, Inc.*	359	8,537
Banks 1.42%
Royal Bank of Canada	238	24,038
Chemicals 0.85%
Nutrien Ltd.	147	14,445
Metals & Mining 0.80%
Capstone Copper Corp.*	2,952	13,443
Oil, Gas & Consumable Fuels 0.92%
Pembina Pipeline Corp.	413	15,628
Total Canada		76,091

China 7.85%
Automobiles 1.39%
BYD Co. Ltd. Class H	808	23,514
Electrical Equipment 0.36%
Contemporary Amperex Technology Co. Ltd. Class A*	100	6,113
Entertainment 1.08%
NetEase, Inc.	955	18,293
Interactive Media & Services 2.51%
Tencent Holdings Ltd.	902	42,507
Investments	Shares	U.S. $ Fair Value
China (continued)
Internet & Direct Marketing Retail 2.51%
JD.com, Inc. Class A*	894	$27,874
Meituan Class B†*	678	14,527
		42,401
Total China		132,828

Denmark 5.96%
Air Freight & Logistics 0.97%
DSV A/S	100	16,395
Biotechnology 1.04%
Genmab A/S*	50	17,582
Electric: Utilities 0.59%
Orsted A/S†	90	9,957
Pharmaceuticals 3.36%
Novo Nordisk A/S Class B	498	56,885
Total Denmark		100,819

France 14.46%
Aerospace & Defense 1.68%
Airbus SE	110	12,042
Thales SA	128	16,387
		28,429
Beverages 1.37%
Pernod Ricard SA	112	23,115
Chemicals 1.73%
Air Liquide SA	169	29,238
Information Technology Services 0.90%
Capgemini SE	75	15,269
Life Sciences Tools & Services 0.79%
Sartorius Stedim Biotech	41	13,416
Personal Products 2.06%
L’Oreal SA	96	34,926
Professional Services 0.87%
Teleperformance	41	14,715
Software 0.80%
Dassault Systemes SE	307	13,577
Textiles, Apparel & Luxury Goods 4.26%
Hermes International	17	20,962

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
France (continued)
LVMH Moet Hennessy Louis
Vuitton SE	79	$51,124
		72,086
Total France		244,771

Germany 2.58%
Chemicals 1.27%
Symrise AG	181	21,538
Pharmaceuticals 0.82%
Merck KGaA	75	13,914
Semiconductors & Semiconductor Equipment 0.49%
Infineon Technologies AG	289	8,203
Total Germany		43,655

Hong Kong 2.00%
Insurance
AIA Group Ltd.	3,442	33,813

India 5.54%
Banks 1.56%
ICICI Bank Ltd. ADR	1,386	26,389
Chemicals 0.61%
Asian Paints Ltd.	246	10,369
Information Technology Services 0.72%
Infosys Ltd. ADR	609	12,101
Oil, Gas & Consumable Fuels 1.58%
Reliance Industries Ltd.	740	26,812
Wireless Telecommunication Services 1.07%
Bharti Airtel Ltd.*	1,891	18,149
Total India		93,820

Indonesia 1.14%
Banks
Bank Rakyat Indonesia Persero Tbk PT	57,943	19,306

Italy 0.83%
Beverages
Davide Campari-Milano N.V.	1,246	14,059
Investments	Shares	U.S. $ Fair Value
Japan 10.11%
Auto Components 0.78%
Denso Corp.	216	$13,164
Building Products 0.78%
Daikin Industries Ltd.	86	13,142
Electrical Equipment 0.90%
Fuji Electric Co. Ltd.	347	15,216
Electronic Equipment, Instruments & Components 1.66%
Keyence Corp.	70	28,140
Health Care Equipment & Supplies 1.13%
Hoya Corp.	193	19,154
Household Durables 1.53%
Sony Group Corp.	299	25,804
Machinery 0.85%
Ebara Corp.	314	14,421
Professional Services 1.12%
Recruit Holdings Co. Ltd.	524	19,012
Semiconductors & Semiconductor Equipment 0.73%
Lasertec Corp.	93	12,425
Specialty Retail 0.63%
Fast Retailing Co. Ltd.	23	10,590
Total Japan		171,068

Netherlands 3.55%
Information Technology Services 0.50%
Adyen NV†*	5	8,386
Semiconductors & Semiconductor Equipment 3.05%
ASML Holding NV	91	51,646
Total Netherlands		60,032

Norway 1.62%
Machinery 0.62%
AutoStore Holdings Ltd.*	4,732	10,554
Oil, Gas & Consumable Fuels 1.00%
Equinor ASA	499	16,866
Total Norway		27,420

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2022

Investments	Shares	U.S. $ Fair Value
Singapore 1.30%
Banks
DBS Group Holdings Ltd.	910	$22,077

South Korea 1.15%
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	364	19,399

Spain 1.81%
Diversified Telecommunication Services 1.04%
Cellnex Telecom SA†	378	17,619
Electric: Utilities 0.77%
Iberdrola SA	1,135	13,042
Total Spain		30,661

Sweden 3.97%
Building Products 0.86%
Nibe Industrier AB B Shares	1,494	14,648
Electronic Equipment, Instruments & Components 0.99%
Hexagon AB B Shares	1,297	16,735
Machinery 2.12%
Atlas Copco AB A Shares	367	16,639
Epiroc AB Class A	947	19,198
		35,837
Total Sweden		67,220

Switzerland 11.75%
Capital Markets 0.69%
Partners Group Holding AG	11	11,654
Chemicals 1.43%
Sika AG	79	24,131
Food Products 3.07%
Nestle SA Registered Shares	402	51,896
Life Sciences Tools & Services 1.25%
Lonza Group AG*	36	21,227
Pharmaceuticals 3.26%
Roche Holding AG	149	55,251
Textiles, Apparel & Luxury Goods 2.05%
Cie Financiere Richemont SA Class A	167	19,404
On Holding AG Class A*	612	15,282
		34,686
Total Switzerland		198,845
Investments	Shares	U.S. $ Fair Value
Taiwan 4.19%
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	278	$25,835
Taiwan Semiconductor Manufacturing Co. Ltd.	2,494	45,098
		70,933

United Kingdom 6.42%
Beverages 2.42%
Diageo plc	820	40,909
Capital Markets 0.50%
London Stock Exchange Group plc	86	8,479
Personal Products 1.13%
Unilever plc	412	19,154
Pharmaceuticals 2.37%
AstraZeneca plc	300	40,032
Total United Kingdom		108,574

United States 2.27%
Electrical Equipment 1.75%
Schneider Electric SE	206	29,555
Trading Companies & Distributors 0.52%
Ferguson plc	70	8,781
Total United States		38,336
Total Common Stocks 97.43% (cost $1,851,621)		1,648,779
Other Assets and Liabilities – Net(a) 2.57%		43,413
Net Assets 100.00%		$1,692,192

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2022, the total value of Rule 144A securities was $64,924, which represents 3.84% of net assets.
*	Non-income producing security.
(a)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND April 30, 2022

Open Forward Foreign Currency Exchange Contracts at April 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indonesian rupiah	Sell	State Street Bank and Trust	5/9/2022	30,406,796	$2,099	$2,097	$2

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$76,091	$–	$–	$76,091
India	38,490	55,330	–	93,820
Switzerland	15,282	183,563	–	198,845
Taiwan	25,835	45,098	–	70,933
Remaining Countries	–	1,209,090	–	1,209,090
Total	$155,698	$1,493,081	$–	$1,648,779
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$2	$–	$2
Liabilities	–	–	–	–
Total	$–	$2	$–	$2

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MID CAP INNOVATION GROWTH FUND April 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.41%

COMMON STOCKS 97.41%

Aerospace & Defense 3.28%
Axon Enterprise, Inc.*	605	$67,881
L3Harris Technologies, Inc.	279	64,801
TransDigm Group, Inc.*	200	118,962
Total		251,644

Banks 1.55%
Popular, Inc.	534	41,646
Signature Bank	156	37,791
SVB Financial Group*	81	39,499
Total		118,936

Beverages 1.53%
Constellation Brands, Inc. Class A	477	117,385

Biotechnology 7.43%
Argenx SE ADR*	260	74,703
Cytokinetics, Inc.*	1,775	70,769
Genmab A/S ADR*	814	28,637
Horizon Therapeutics plc*	1,114	109,796
Intellia Therapeutics, Inc.*	669	32,801
Krystal Biotech, Inc.*	826	50,064
Seagen, Inc.*	450	58,955
Vertex Pharmaceuticals, Inc.*	529	144,533
Total		570,258

Building Products 1.19%
Johnson Controls International plc	1,523	91,182

Capital Markets 3.78%
Ameriprise Financial, Inc.	149	39,558
KKR & Co., Inc.	1,220	62,183
MSCI, Inc.	139	58,554
Raymond James Financial, Inc.	959	93,464
TPG, Inc.*	1,434	36,424
Total		290,183
Investments	Shares	Fair Value
Communications Equipment 2.61%
Arista Networks, Inc.*	1,732	$200,167

Construction & Engineering 0.77%
Quanta Services, Inc.	507	58,802

Electrical Equipment 2.83%
AMETEK, Inc.	868	109,594
Rockwell Automation, Inc.	424	107,132
Total		216,726

Electronic Equipment, Instruments & Components 3.28%
CDW Corp./DE	320	52,218
Cognex Corp.	869	58,770
Teledyne Technologies, Inc.*	178	76,816
Trimble, Inc.*	952	63,498
Total		251,302

Entertainment 2.00%
Live Nation Entertainment, Inc.*	1,465	153,649

Equity Real Estate Investment Trusts 1.62%
SBA Communications Corp.	359	124,612

Health Care Equipment & Supplies 6.88%
Cooper Cos., Inc. (The)	126	45,491
DexCom, Inc.*	199	81,307
Edwards Lifesciences Corp.*	1,017	107,578
IDEXX Laboratories, Inc.*	109	46,922
Insulet Corp.*	257	61,421
iRhythm Technologies, Inc.*	489	60,328
Lantheus Holdings, Inc.*	1,883	125,050
Total		528,097

Health Care Providers & Services 1.54%
Centene Corp.*	1,466	118,086

Health Care Technology 1.35%
Doximity, Inc. Class A*	1,342	53,506
Inspire Medical Systems, Inc.*	245	50,411
Total		103,917

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

MID CAP INNOVATION GROWTH FUND April 30, 2022

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 4.22%
Chipotle Mexican Grill, Inc.*	96	$139,739
Planet Fitness, Inc. Class A*	1,406	112,522
Vail Resorts, Inc.	280	71,165
Total		323,426

Household Durables 0.44%
Sonos, Inc.*	1,478	33,728

Industrial Conglomerates 1.02%
Roper Technologies, Inc.	167	78,477

Information Technology Services 5.22%
Cloudflare, Inc. Class A*	1,049	90,361
Endava plc ADR*	621	62,472
GoDaddy, Inc. Class A*	922	74,507
MongoDB, Inc.*	194	68,856
WEX, Inc.*	628	104,399
Total		400,595

Interactive Media & Services 0.98%
Match Group, Inc.*	951	75,272

Internet & Direct Marketing Retail 0.30%
Etsy, Inc.*	247	23,018

Life Sciences Tools & Services 0.38%
Agilent Technologies, Inc.	247	29,460

Machinery 1.78%
Evoqua Water Technologies Corp.*	1,506	62,785
Middleby Corp. (The)*	479	73,713
Total		136,498

Oil, Gas & Consumable Fuels 2.78%
Cheniere Energy, Inc.	1,568	212,950

Personal Products 0.37%
Olaplex Holdings, Inc.*	1,931	28,386

Pharmaceuticals 1.24%
Intra-Cellular Therapies, Inc.*	1,874	94,843
Investments	Shares	Fair Value
Professional Services 1.23%
Robert Half International, Inc.	960	$94,378

Road & Rail 0.55%
J.B. Hunt Transport Services, Inc.	248	42,371

Semiconductors & Semiconductor Equipment 8.58%
Diodes, Inc.*	619	45,206
Enphase Energy, Inc.*	664	107,170
Entegris, Inc.	805	89,669
KLA Corp.	211	67,364
Lattice Semiconductor Corp.*	837	40,209
Marvell Technology, Inc.	1,217	70,683
Monolithic Power Systems, Inc.	255	100,021
Rambus, Inc.*	3,720	92,665
SolarEdge Technologies, Inc. (Israel)*(a)	181	45,324
Total		658,311

Software 16.22%
Bill.com Holdings, Inc.*	471	80,405
Crowdstrike Holdings, Inc. Class A*	714	141,915
CyberArk Software Ltd. (Israel)*(a)	531	83,441
Datadog, Inc. Class A*	912	110,151
Five9, Inc.*	431	47,453
Fortinet, Inc.*	262	75,721
HubSpot, Inc.*	210	79,680
Jamf Holding Corp.*	3,140	96,712
Palo Alto Networks, Inc.*	343	192,519
Paycom Software, Inc.*	358	100,766
Qualtrics International, Inc. Class A*	3,830	71,008
Trade Desk, Inc. (The) Class A*	1,642	96,747
Zscaler, Inc.*	337	68,323
Total		1,244,841

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MID CAP INNOVATION GROWTH FUND April 30, 2022

Investments	Shares	Fair Value
Specialty Retail 5.66%
Dick’s Sporting Goods, Inc.	422	$40,689
O’Reilly Automotive, Inc.*	207	125,556
Tractor Supply Co.	623	125,503
Ulta Beauty, Inc.*	360	142,848
Total		434,596

Technology Hardware, Storage & Peripherals 1.54%
Pure Storage, Inc. Class A*	4,035	118,226
Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods 3.26%
Crocs, Inc.*	1,077	$71,545
Lululemon Athletica, Inc. (Canada)*(a)	503	178,379
Total		249,924
Total Common Stocks 97.41% (cost $8,064,516)		7,474,246
Other Assets and Liabilities – Net 2.59%		199,038
Net Assets 100.00%		$7,673,284

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Technology Hardware, Storage & Peripherals	$–	$118,226	$–	$118,226
Remaining Industries	7,356,020	–	–	7,356,020
Total	$7,356,020	$118,226	$–	$7,474,246

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.05%

ASSET-BACKED SECURITIES 3.92%

Other
AMMC CLO Ltd. 2021 24A E†	7.633% (3 Mo. LIBOR + 6.57%	)#	1/20/2035	$250,000	$243,579	(a)
Carlyle US CLO Ltd. 2019-3A CR†	4.263% (3 Mo. LIBOR + 3.20%	)#	10/20/2032	250,000	244,489	(a)
CIFC Funding Ltd. 2013-4A DRR†	4.025% (3 Mo. LIBOR + 2.80%	)#	4/27/2031	250,000	245,000	(a)
Neuberger Berman Loan CLO Ltd. 2020 36A ER†	7.813% (3 Mo. LIBOR + 6.75%	)#	4/20/2033	350,000	344,458	(a)
Total Asset-Backed Securities (cost $1,089,068)					1,077,526

CONVERTIBLE BONDS 0.92%

Airlines 0.10%
American Airlines Group, Inc.	6.50%		7/1/2025	20,000	27,990

Commercial Services 0.13%
Chegg, Inc.	Zero Coupon		9/1/2026	45,000	35,145

Media 0.20%
Liberty Media Corp-Liberty Formula One	1.00%		1/30/2023	16,000	27,142
World Wrestling Entertainment, Inc.	3.375%		12/15/2023	12,000	28,614
Total					55,756

Oil & Gas 0.49%
Antero Resources Corp.	4.25%		9/1/2026	9,000	73,110
Pioneer Natural Resources Co.	0.25%		5/15/2025	28,000	61,768
Total					134,878
Total Convertible Bonds (cost $212,397)					253,769

CORPORATE BONDS 83.31%

Advertising 0.71%
Clear Channel Worldwide Holdings, Inc.†	5.125%		8/15/2027	85,000	79,987
National CineMedia LLC†	5.875%		4/15/2028	40,000	34,447
Outfront Media Capital LLC/Outfront Media Capital Corp.†	6.25%		6/15/2025	80,000	81,105
Total					195,539

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Aerospace/Defense 2.25%
Bombardier, Inc. (Canada)†(b)	7.125%		6/15/2026			$59,000	$54,351
Howmet Aerospace, Inc.	6.875%		5/1/2025			80,000	84,706
Spirit AeroSystems, Inc.†	5.50%		1/15/2025			35,000	34,694
TransDigm, Inc.	5.50%		11/15/2027			452,000	415,058
Triumph Group, Inc.†	8.875%		6/1/2024			28,000	29,010
Total							617,819

Agriculture 0.39%
Kernel Holding SA (Ukraine)†(b)	6.50%		10/17/2024			200,000	108,250

Airlines 2.45%
Air Canada (Canada)†(b)	3.875%		8/15/2026			65,000	60,175
American Airlines Group, Inc.†	3.75%		3/1/2025			38,000	33,971
American Airlines Inc/AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026			41,000	40,689
American Airlines, Inc.†	11.75%		7/15/2025			199,000	229,234
Delta Air Lines, Inc.	4.375%		4/19/2028			45,000	42,174
Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.90%		1/15/2026			68,363	62,746
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026			66,817	65,255
United Airlines, Inc.†	4.375%		4/15/2026			145,000	140,143
Total							674,387

Apparel 0.13%
Under Armour, Inc.	3.25%		6/15/2026			40,000	36,861

Auto Manufacturers 2.45%
Ford Motor Co.	4.346%		12/8/2026			240,000	230,670
Ford Motor Co.	6.625%		10/1/2028			185,000	191,972
Ford Motor Credit Co. LLC	3.815%		11/2/2027			200,000	182,243
JB Poindexter & Co., Inc.†	7.125%		4/15/2026			69,000	69,216
Total							674,101

Auto Parts & Equipment 0.05%
Clarios Global LP†	6.75%		5/15/2025			13,000	13,277

Banks 0.93%
Bank of Ireland Group plc(c)	0.375% (1 Yr. EUSA + .77%	)#	5/10/2027		EUR	100,000	96,309
Citigroup, Inc.	3.875% (5 Yr. Treasury CMT + 3.42%	)#	–	(d)		$45,000	40,762
Citigroup, Inc.	5.95% (3 Mo. LIBOR + 4.07%	)#	–	(d)		27,000	27,068

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Banks (continued)
Goldman Sachs Group, Inc. (The)	4.125% (5 Yr. Treasury CMT + 2.95%	)#	–	(d)		$75,000	$67,355
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%	)#	5/6/2031			25,000	23,971
Total							255,465

Building Materials 0.68%
Eco Material Technologies, Inc.†	7.875%		1/31/2027			70,000	67,860
SRM Escrow Issuer LLC†	6.00%		11/1/2028			35,000	33,658
Standard Industries Inc/NJ†	5.00%		2/15/2027			90,000	85,380
Total							186,898

Chemicals 1.33%
ASP Unifrax Holdings, Inc.†	5.25%		9/30/2028			45,000	39,746
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028			55,000	53,978
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025			61,000	58,798
SCIH Salt Holdings, Inc.†	4.875%		5/1/2028			25,000	21,641
Tianqi Finco Co. Ltd.	3.75%		11/28/2022			200,000	191,000
Total							365,163

Coal 1.24%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%		5/1/2025			100,000	100,397
Coronado Finance Pty Ltd. (Australia)†(b)	10.75%		5/15/2026			71,000	76,329
Natural Resource Partners LP/NRP Finance Corp.†	9.125%		6/30/2025			79,000	80,766
Peabody Energy Corp.†	6.375%		3/31/2025			35,000	34,350
Warrior Met Coal, Inc.†	7.875%		12/1/2028			47,000	49,243
Total							341,085

Commercial Services 3.29%
AA Bond Co. Ltd.(c)	6.50%		1/31/2026		GBP	100,000	122,630
Ahern Rentals, Inc.†	7.375%		5/15/2023			$24,000	22,680
Alta Equipment Group, Inc.†	5.625%		4/15/2026			60,000	55,854
AMN Healthcare, Inc.†	4.625%		10/1/2027			18,000	17,304
Block, Inc.†	2.75%		6/1/2026			85,000	77,618
Hertz Corp. (The)†	4.625%		12/1/2026			59,000	53,858
Hertz Corp. (The)†	5.50%		10/15/2024			22,000	330
Hertz Corp. (The)	6.25%		10/15/2022			2,000	30
IPD 3 BV(c)	5.50%		12/1/2025		EUR	100,000	103,853

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		$63,000	$59,201
PeopleCert Wisdom Issuer plc†(c)	5.75%	9/15/2026	EUR	100,000	102,794
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026		$60,000	57,629
Sabre GLBL, Inc.†	7.375%	9/1/2025		14,000	14,188
Sabre GLBL, Inc.†	9.25%	4/15/2025		33,000	35,263
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026		65,000	62,312
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		122,000	118,801
Total					904,345

Computers 0.43%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028		23,000	21,216
Booz Allen Hamilton, Inc.†	4.00%	7/1/2029		14,000	12,932
Dell International LLC/EMC Corp.	6.02%	6/15/2026		35,000	37,000
Science Applications International Corp.†	4.875%	4/1/2028		50,000	47,879
Total					119,027

Cosmetics/Personal Care 0.12%
Coty, Inc.†	5.00%	4/15/2026		18,000	17,121
Coty, Inc.†	6.50%	4/15/2026		15,000	14,606
Total					31,727

Distribution/Wholesale 0.59%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028		76,000	70,977
Avient Corp.†	5.75%	5/15/2025		12,000	12,135
H&E Equipment Services, Inc.†	3.875%	12/15/2028		90,000	78,501
Total					161,613

Diversified Financial Services 3.11%
Alliance Data Systems Corp.†	4.75%	12/15/2024		22,000	21,370
Alliance Data Systems Corp.†	7.00%	1/15/2026		50,000	50,823
Ally Financial, Inc.	5.75%	11/20/2025		25,000	25,709
Enova International, Inc.†	8.50%	9/15/2025		30,000	29,890
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(b)	6.50%	9/15/2024		23,517	20,113
Jefferson Capital Holdings LLC†	6.00%	8/15/2026		68,000	63,511
Kane Bidco Ltd.(c)	6.50%	2/15/2027	GBP	100,000	116,947
Navient Corp.	5.875%	10/25/2024		$50,000	49,688
Navient Corp.	6.75%	6/25/2025		120,000	119,936

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Diversified Financial Services (continued)
Navient Corp.	6.75%		6/15/2026			$60,000	$59,064
OneMain Finance Corp.	3.50%		1/15/2027			100,000	87,988
OneMain Finance Corp.	8.25%		10/1/2023			88,000	91,323
OneMain Finance Corp.	8.875%		6/1/2025			88,000	92,411
PRA Group, Inc.†	7.375%		9/1/2025			26,000	26,934
Total							855,707

Electric 1.95%
Calpine Corp.†	5.125%		3/15/2028			50,000	45,481
DPL, Inc.	4.35%		4/15/2029			40,000	36,656
Elwood Energy LLC	8.159%		7/5/2026			13,765	13,991
FirstEnergy Corp.	2.05%		3/1/2025			75,000	71,019
NextEra Energy Operating Partners LP†	3.875%		10/15/2026			35,000	33,074
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			40,000	37,940
NRG Energy, Inc.†	3.75%		6/15/2024			75,000	74,408
Talen Energy Supply LLC	6.50%		6/1/2025			111,000	41,233
Vistra Corp.†	7.00% (5 Yr. Treasury CMT + 5.74%	)#	–	(d)		29,000	28,258
Vistra Corp.†	8.00% (5 Yr. Treasury CMT + 6.93%	)#	–	(d)		35,000	35,284
Vistra Operations Co. LLC†	5.50%		9/1/2026			120,000	119,700
Total							537,044

Electrical Components & Equipment 0.38%
EnerSys†	4.375%		12/15/2027			35,000	32,540
WESCO Distribution, Inc.†	7.125%		6/15/2025			70,000	72,801
Total							105,341

Electronics 0.36%
Imola Merger Corp.†	4.75%		5/15/2029			31,000	28,870
Sensata Technologies BV†	5.00%		10/1/2025			70,000	69,564
Total							98,434

Energy-Alternate Sources 0.72%
Cullinan Holdco Scsp†(c)	4.625%		10/15/2026		EUR	100,000	96,509
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026			$23,000	23,462
TerraForm Power Operating LLC†	5.00%		1/31/2028			60,000	56,149
YPF Energia Electrica SA (Argentina)†(b)	10.00%		7/25/2026			23,000	21,548
Total							197,668

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Engineering & Construction 0.36%
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%	2/1/2026		$72,000	$67,414
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		35,000	30,976
Total					98,390

Entertainment 2.57%
Affinity Gaming†	6.875%	12/15/2027		55,000	51,588
Banijay Entertainment SASU(c)	3.50%	3/1/2025	EUR	100,000	101,220
Boyne USA, Inc.†	4.75%	5/15/2029		$29,000	26,937
Buena Vista Gaming Authority†	13.00%	4/1/2023		20,000	21,348
Caesars Entertainment, Inc.†	6.25%	7/1/2025		84,000	85,021
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025		13,000	13,290
International Game Technology plc†	4.125%	4/15/2026		200,000	188,820
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		38,000	33,787
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In†	8.50%	11/15/2027		25,000	27,438
Pinewood Finance Co. Ltd.†(c)	3.625%	11/15/2027	GBP	100,000	115,460
Scientific Games International, Inc.†	8.625%	7/1/2025		$16,000	16,781
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.75%	4/15/2025		25,000	25,800
Total					707,490

Food 1.34%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026		179,000	163,548
Lamb Weston Holdings, Inc.†	4.875%	5/15/2028		50,000	48,700
Nathan’s Famous, Inc.†	6.625%	11/1/2025		18,000	18,042
Performance Food Group, Inc.†	5.50%	10/15/2027		55,000	53,442
Post Holdings, Inc.†	5.625%	1/15/2028		58,000	54,933
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		30,000	29,358
Total					368,023

Forest Products & Paper 0.22%
Resolute Forest Products, Inc. (Canada)†(b)	4.875%	3/1/2026		64,000	61,128

Health Care-Products 0.38%
Avantor Funding, Inc.(c)	2.625%	11/1/2025	EUR	100,000	103,071

Health Care-Services 4.66%
Acadia Healthcare Co., Inc.†	5.50%	7/1/2028		$80,000	78,033
Air Methods Corp.†	8.00%	5/15/2025		70,000	57,329
Centene Corp.	2.45%	7/15/2028		140,000	122,319
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027		155,000	147,930

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Global Medical Response, Inc.†	6.50%		10/1/2025	$52,000	$50,443
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026	46,000	45,577
HCA, Inc.†	3.125%		3/15/2027	75,000	70,625
HCA, Inc.	5.375%		9/1/2026	235,000	240,793
ModivCare, Inc.†	5.875%		11/15/2025	85,000	83,403
Molina Healthcare, Inc.†	4.375%		6/15/2028	89,000	83,309
Tenet Healthcare Corp.†	4.875%		1/1/2026	205,000	200,952
Tenet Healthcare Corp.†	6.125%		10/1/2028	80,000	76,937
US Acute Care Solutions LLC†	6.375%		3/1/2026	25,000	24,311
Total					1,281,961

Home Builders 1.35%
Century Communities, Inc.	6.75%		6/1/2027	30,000	30,365
Forestar Group, Inc.†	3.85%		5/15/2026	111,000	100,104
Meritage Homes Corp.	5.125%		6/6/2027	25,000	24,531
Meritage Homes Corp.	6.00%		6/1/2025	17,000	17,319
New Home Co., Inc. (The)†	7.25%		10/15/2025	51,000	48,291
Picasso Finance Sub, Inc.†	6.125%		6/15/2025	11,000	11,219
Shea Homes LP/Shea Homes Funding Corp.†	4.75%		2/15/2028	60,000	53,780
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875%		6/15/2024	50,000	50,833
Tri Pointe Homes, Inc.	5.25%		6/1/2027	35,000	33,861
Total					370,303

Insurance 0.30%
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%	)#	10/15/2051	20,000	18,187
Radian Group, Inc.	4.875%		3/15/2027	65,000	62,808
Total					80,995

Internet 0.27%
Cogent Communications Group, Inc.†	3.50%		5/1/2026	45,000	42,541
Millennium Escrow Corp.†	6.625%		8/1/2026	20,000	18,507
Uber Technologies, Inc.†	7.50%		5/15/2025	12,000	12,406
Total					73,454

Iron-Steel 0.51%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%		7/15/2026	20,000	20,351
Cleveland-Cliffs, Inc.†	6.75%		3/15/2026	70,000	73,456
United States Steel Corp.	6.875%		3/1/2029	45,000	45,836
Total					139,643

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 2.03%
Carnival Corp.†	4.00%	8/1/2028	$30,000	$27,045
Carnival Corp.†	10.50%	2/1/2026	110,000	121,135
CWT Travel Group, Inc.†	8.50%	11/19/2026	48,980	48,613
Life Time, Inc.†	5.75%	1/15/2026	34,000	33,036
Lindblad Expeditions LLC†	6.75%	2/15/2027	46,000	45,198
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	148,000	136,209
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	64,000	58,509
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	56,000	57,884
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	27,000	29,385
Total				557,014

Lodging 2.17%
Boyd Gaming Corp.	4.75%	12/1/2027	65,000	61,511
Full House Resorts, Inc.†	8.25%	2/15/2028	51,000	50,566
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc†	5.00%	6/1/2029	35,000	31,642
Marriott Ownership Resorts, Inc.	4.75%	1/15/2028	90,000	82,924
MGM Resorts International	4.75%	10/15/2028	60,000	55,194
MGM Resorts International	5.50%	4/15/2027	71,000	69,243
MGM Resorts International	5.75%	6/15/2025	15,000	14,920
Travel and Leisure Co.†	6.625%	7/31/2026	110,000	112,752
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	14,000	13,739
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	95,000	87,503
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	17,000	16,471
Total				596,465

Machinery: Construction & Mining 0.23%
Manitowoc Co., Inc. (The)†	9.00%	4/1/2026	62,000	64,239

Machinery-Diversified 0.34%
Clark Equipment Co.†	5.875%	6/1/2025	53,000	53,783
Granite US Holdings Corp.†	11.00%	10/1/2027	39,000	40,322
Total				94,105

Media 3.53%
AMC Networks, Inc.	4.75%	8/1/2025	60,000	58,010
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	115,000	109,114
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	30,000	11,137
DISH DBS Corp.	5.875%	11/15/2024	50,000	48,562
DISH DBS Corp.	7.75%	7/1/2026	78,000	73,467

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Media (continued)
Entercom Media Corp.†	6.50%		5/1/2027			$45,000	$38,758
Gray Television, Inc.†	7.00%		5/15/2027			50,000	51,750
Nexstar Media, Inc.†	5.625%		7/15/2027			115,000	112,033
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%		9/15/2026			70,000	64,562
Sirius XM Radio, Inc.†	3.125%		9/1/2026			115,000	106,074
Virgin Media Vendor Financing Notes III DAC(c)	4.875%		7/15/2028		GBP	100,000	114,664
Virgin Media Vendor Financing Notes IV DAC (Ireland)†(b)	5.00%		7/15/2028			$200,000	181,963
Total							970,094

Mining 2.86%
Compass Minerals International, Inc.†	4.875%		7/15/2024			32,000	31,722
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.50%		9/15/2027			114,000	108,156
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	5.125%		5/15/2024			27,000	27,305
Freeport-McMoRan, Inc.	4.55%		11/14/2024			70,000	71,029
Hecla Mining Co.	7.25%		2/15/2028			73,000	73,827
Hudbay Minerals, Inc. (Canada)†(b)	4.50%		4/1/2026			115,000	106,463
Kaiser Aluminum Corp.†	4.625%		3/1/2028			56,000	51,471
New Gold, Inc. (Canada)†(b)	6.375%		5/15/2025			21,000	21,376
Novelis Corp.†	3.25%		11/15/2026			96,000	87,710
Taseko Mines Ltd. (Canada)†(b)	7.00%		2/15/2026			39,000	38,755
Vedanta Resources Ltd. (India)†(b)	6.125%		8/9/2024			200,000	167,897
Total							785,711

Miscellaneous Manufacturing 0.95%
FXI Holdings, Inc.†	7.875%		11/1/2024			59,000	58,239
General Electric Co.	4.156% (3 Mo. LIBOR + 3.33%	)#	–	(d)		97,000	92,016
LSB Industries, Inc.†	6.25%		10/15/2028			49,000	48,084
Trinity Industries, Inc.	4.55%		10/1/2024			62,000	61,695
Total							260,034

Oil & Gas 16.68%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026			118,000	121,762
Antero Resources Corp.†	8.375%		7/15/2026			16,000	17,261
Baytex Energy Corp. (Canada)†(b)	8.75%		4/1/2027			62,000	65,657
Berry Petroleum Co. LLC†	7.00%		2/15/2026			127,000	123,430
California Resources Corp.†	7.125%		2/1/2026			134,000	136,556
Callon Petroleum Co.	6.125%		10/1/2024			46,000	45,478
Callon Petroleum Co.	6.375%		7/1/2026			84,000	81,172

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Callon Petroleum Co.†	9.00%	4/1/2025	$30,000	$31,840
Centennial Resource Production LLC†	5.375%	1/15/2026	147,000	143,859
Centennial Resource Production LLC†	6.875%	4/1/2027	30,000	29,982
Chesapeake Energy Corp.†	5.50%	2/1/2026	50,000	49,635
Citgo Holding, Inc.†	9.25%	8/1/2024	75,000	74,628
CITGO Petroleum Corp.†	6.375%	6/15/2026	45,000	44,804
CITGO Petroleum Corp.†	7.00%	6/15/2025	65,000	64,670
Civitas Resources, Inc.†	5.00%	10/15/2026	137,000	130,332
Colgate Energy Partners III LLC†	7.75%	2/15/2026	119,000	124,807
Crescent Energy Finance LLC†	7.25%	5/1/2026	133,000	131,242
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	47,000	47,058
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	78,000	77,853
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	115,000	115,419
EQT Corp.†	3.125%	5/15/2026	45,000	42,477
EQT Corp.	6.625%	2/1/2025	70,000	72,946
Geopark Ltd. (Colombia)†(b)	5.50%	1/17/2027	200,000	180,523
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	58,512	60,292
Laredo Petroleum, Inc.	9.50%	1/15/2025	150,000	153,962
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	62,000	62,072
Matador Resources Co.	5.875%	9/15/2026	187,000	183,835
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	150,000	152,602
Murphy Oil Corp.	6.375%	7/15/2028	35,000	35,642
Nabors Industries Ltd.†	7.25%	1/15/2026	56,000	54,804
Nabors Industries, Inc.	5.75%	2/1/2025	33,000	31,600
Nabors Industries, Inc.†	7.375%	5/15/2027	20,000	20,430
Nabors Industries, Inc.†	9.00%	2/1/2025	40,000	41,513
Oasis Petroleum, Inc.†	6.375%	6/1/2026	120,000	120,724
Occidental Petroleum Corp.	5.55%	3/15/2026	375,000	384,802
Occidental Petroleum Corp.	6.95%	7/1/2024	50,000	52,505
Occidental Petroleum Corp.	8.00%	7/15/2025	30,000	32,365
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	43,000	41,604
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	134,000	139,168
PDC Energy, Inc.	5.75%	5/15/2026	110,000	107,166
Penn Virginia Holdings LLC†	9.25%	8/15/2026	109,000	111,861
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	41,000	39,828
Precision Drilling Corp. (Canada)†(b)	7.125%	1/15/2026	82,000	82,351
Range Resources Corp.	4.875%	5/15/2025	147,000	145,716
SM Energy Co.	5.625%	6/1/2025	107,000	104,740

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
SM Energy Co.	6.625%		1/15/2027	$25,000	$24,905
SM Energy Co.	6.75%		9/15/2026	25,000	24,907
Southwestern Energy Co.	5.375%		2/1/2029	30,000	29,675
Southwestern Energy Co.	5.95%		1/23/2025	19,000	19,297
Tap Rock Resources LLC†	7.00%		10/1/2026	85,000	85,976
Turkiye Petrol Rafinerileri AS (Turkey)†(b)	4.50%		10/18/2024	200,000	190,780
W&T Offshore, Inc.†	9.75%		11/1/2023	95,000	94,491
Total					4,583,004

Oil & Gas Services 2.62%
Bristow Group, Inc.†	6.875%		3/1/2028	35,000	34,347
Exterran Energy Solutions LP/EES Finance Corp.	8.125%		5/1/2025	50,000	50,196
Oceaneering International, Inc.	4.65%		11/15/2024	104,000	100,744
TechnipFMC plc (United Kingdom)†(b)	6.50%		2/1/2026	84,000	87,034
USA Compression Partners LP/USA Compression Finance Corp.	6.875%		4/1/2026	59,000	57,898
USA Compression Partners LP/USA Compression Finance Corp.	6.875%		9/1/2027	38,000	37,189
Weatherford International Ltd.†	6.50%		9/15/2028	25,000	25,275
Weatherford International Ltd.†	11.00%		12/1/2024	120,000	123,772
Welltec International ApS (Denmark)†(b)	8.25%		10/15/2026	200,000	203,065
Total					719,520

Packaging & Containers 0.68%
Mauser Packaging Solutions Holding Co.†	5.50%		4/15/2024	50,000	48,881
Pactiv LLC	7.95%		12/15/2025	40,000	39,255
Sealed Air Corp.†	5.50%		9/15/2025	50,000	51,187
Silgan Holdings, Inc.	4.125%		2/1/2028	14,000	13,076
Trident TPI Holdings, Inc.†	9.25%		8/1/2024	36,000	35,423
Total					187,822

Pharmaceuticals 0.13%
Option Care Health, Inc.†	4.375%		10/31/2029	38,000	34,204

Pipelines 2.81%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	7.875%		5/15/2026	52,000	54,447
Buckeye Partners LP	3.95%		12/1/2026	41,000	38,796
Buckeye Partners LP†	4.125%		3/1/2025	12,000	11,520
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	85,000	70,486
Cheniere Energy Partners LP	4.50%		10/1/2029	40,000	38,354

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028			$45,000	$43,100
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%	)#	–	(d)		74,000	70,493
Northriver Midstream Finance LP (Canada)†(b)	5.625%		2/15/2026			98,000	95,734
PBF Logistics LP/PBF Logistics Finance Corp.	6.875%		5/15/2023			65,000	64,930
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%	)#	–	(d)		90,000	75,825
Rattler Midstream LP†	5.625%		7/15/2025			40,000	40,104
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029			35,000	31,983
Western Midstream Operating LP	3.95%		6/1/2025			141,000	136,178
Total							771,950

Real Estate 0.78%
Canary Wharf Group Investment Holdings plc(c)	3.375%		4/23/2028		GBP	100,000	117,416
Vivion Investments Sarl(c)	3.00%		8/8/2024		EUR	100,000	97,068
Total							214,484

REITS 4.42%
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027			$85,000	77,670
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026			68,000	62,538
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025			74,000	75,205
IIP Operating Partnership LP	5.50%		5/25/2026			50,000	49,983
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027			70,000	64,431
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025			58,000	57,056
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%		10/1/2028			90,000	87,422
SBA Communications Corp.	3.875%		2/15/2027			105,000	99,771
Service Properties Trust	4.35%		10/1/2024			147,000	136,401
Service Properties Trust	4.50%		6/15/2023			40,000	39,060
Service Properties Trust	4.50%		3/15/2025			28,000	25,381
Starwood Property Trust, Inc.†	3.75%		12/31/2024			84,000	80,939
Starwood Property Trust, Inc.†	4.375%		1/15/2027			65,000	60,706
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025			103,000	99,010
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027			35,000	32,312
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026			50,000	47,439
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025			8,000	8,000
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024			36,000	36,585
XHR LP†	6.375%		8/15/2025			75,000	75,994
Total							1,215,903

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Retail 4.59%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	3.50%		2/15/2029		$54,000	$47,756
Bath & Body Works, Inc.	6.694%		1/15/2027		40,000	41,379
Bath & Body Works, Inc.†	9.375%		7/1/2025		32,000	36,039
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027		55,000	47,094
Golden Goose SpA†(c)	4.875% (3 Mo. EURIBOR + 4.88%	)#	5/14/2027	EUR	100,000	102,976
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		$60,000	45,682
Guitar Center, Inc.†	8.50%		1/15/2026		69,000	69,237
IRB Holding Corp.†	7.00%		6/15/2025		50,000	51,517
Ken Garff Automotive LLC†	4.875%		9/15/2028		28,000	25,517
Lithia Motors, Inc.†	4.625%		12/15/2027		80,000	76,295
Murphy Oil USA, Inc.	5.625%		5/1/2027		107,000	105,665
Nordstrom, Inc.	4.00%		3/15/2027		60,000	55,679
Party City Holdings, Inc.†	6.125%		8/15/2023		17,000	15,585
Party City Holdings, Inc.†	6.625%		8/1/2026		20,000	16,300
Party City Holdings, Inc.†	8.75%		2/15/2026		27,000	24,849
Penske Automotive Group, Inc.	3.50%		9/1/2025		75,000	72,472
PetSmart, Inc./PetSmart Finance Corp.†	4.75%		2/15/2028		250,000	232,851
Sally Holdings LLC/Sally Capital, Inc.†	8.75%		4/30/2025		50,000	52,502
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026		48,000	46,856
Staples, Inc.†	7.50%		4/15/2026		78,000	74,614
Staples, Inc.†	10.75%		4/15/2027		24,000	21,295
Total						1,262,160

Software 0.34%
PTC, Inc.†	3.625%		2/15/2025		65,000	63,052
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.†	3.875%		2/1/2029		35,000	31,024
Total						94,076

Telecommunications 2.01%
Sprint Capital Corp.	6.875%		11/15/2028		100,000	109,911
Sprint Corp.	7.625%		2/15/2025		135,000	143,757
Sprint Corp.	7.625%		3/1/2026		70,000	76,103
Switch Ltd.†	3.75%		9/15/2028		57,000	53,518
T-Mobile USA, Inc.†	2.25%		2/15/2026		140,000	128,952
Vodafone Group plc (United Kingdom)(b)	3.25% (5 Yr. Treasury CMT + 2.45%	)#	6/4/2081		45,000	40,551
Total						552,792

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Total Trucking & Leasing 0.37%
Fly Leasing Ltd. (Ireland)†(b)	7.00%		10/15/2024	$60,000	$52,951
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	52,000	49,629
Total					102,580

Toys/Games/Hobbies 0.08%
Mattel, Inc.†	3.375%		4/1/2026	21,000	20,445

Transportation 0.08%
Carriage Purchaser, Inc.†	7.875%		10/15/2029	25,000	21,970

Water 0.09%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026	25,000	25,657
Total Corporate Bonds (cost $23,811,177)					22,898,438

FLOATING RATE LOANS(e) 11.03%

Aerospace/Defense 0.08%
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B	–	(f)	11/17/2028	21,716	21,578

Auto Parts & Equipment 0.31%
Chassix Inc. 2017 1st Lien Term Loan	6.50% (3 Mo. LIBOR + 5.50% (6 Mo. LIBOR + 5.50%	) )	11/15/2023	94,329	85,074
Automakers 0.21%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.739% (3 Mo. LIBOR + 6.75%	)	4/10/2026	57,998	57,636

Building & Construction 0.16%
Centuri Group, Inc Term Loan B	3.01% (3 Mo. LIBOR + 2.50%	)	8/27/2028	27,343	27,072
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.264% (1 Mo. LIBOR + 6.50%	)	5/14/2029	16,454	16,372
Total					43,444

Building Materials 0.10%
Oscar AcquisitionCo, LLC Term Loan B	–	(f)	4/29/2029	28,000	26,892

Cable & Satellite Television 0.09%
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(b)	–	(f)	2/1/2029	25,956	25,258

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.25%
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(f)	4/12/2029	$7,631	$7,618
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	5.256% (3 Mo. LIBOR + 4.25%	)	7/30/2025	42,736	41,187
Vaco Holdings, LLC 2022 Term Loan	–	(f)	1/21/2029	18,346	18,357
Total					67,162

Diversified Capital Goods 0.07%
Tank Holding Corp. 2022 Term Loan	6.842% (1 Mo. SOFR + 6.00%	)	3/31/2028	20,300	19,995	(g)

Diversified Financial Services 0.18%
Armor Holding II LLC 2021 Term Loan B	5.203% (3 Mo. LIBOR + 4.50%	)	12/11/2028	50,000	49,958

Electric: Generation 0.08%
Lightstone Holdco LLC 2018 Term Loan B	4.989% (3 Mo. LIBOR + 3.75%	)	1/30/2024	23,377	21,771

Electric: Integrated 0.23%
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	6/3/2024	63,060	61,355
Lightstone Holdco LLC 2018 Term Loan C	4.989% (3 Mo. LIBOR + 3.75%	)	1/30/2024	1,318	1,227
Total					62,582

Electronics 0.07%
Altar Bidco, Inc. 2021 2nd Lien Term Loan	6.40% (1 Mo. LIBOR + 5.60%	)	2/1/2030	20,038	19,813

Energy: Exploration & Production 0.34%
Kestrel Acquisition, LLC 2018 Term Loan B	5.25% (1 Mo. LIBOR + 4.25%	)	6/2/2025	54,716	52,801
Parkway Generation, LLC Term Loan B	–	(f)	2/18/2029	35,088	35,022
Parkway Generation, LLC Term Loan C	–	(f)	2/18/2029	4,912	4,898
Total					92,721

Forestry/Paper 0.17%
Sylvamo Corporation Term Loan B	–	(f)	8/18/2028	46,951	46,188

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gaming 0.16%
Alterra Mountain Company Term Loan B1	3.514% (1 Mo. LIBOR + 2.75%	)	7/31/2024	$17,722	$17,656
TopGolf International, Inc. Term Loan B	7.00% (1 Mo. LIBOR + 6.25%	)	2/9/2026	24,560	24,998
Total					42,654

Gas Distribution 0.48%
AL GCX Holdings, LLC Term Loan B	–	(f)	4/20/2029	21,500	21,480
Freeport LNG Investments, LLLP Term Loan B	–	(f)	12/21/2028	40,000	39,822
Lucid Energy Group II Borrower, LLC 2021 Term Loan	5.00% (1 Mo. LIBOR + 4.25%	)	11/24/2028	72,118	71,591
Total					132,893

Health Facilities 0.98%
EyeCare Partners, LLC 2021 Incremental Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	11/15/2028	50,000	49,394
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	4.506% (3 Mo. LIBOR + 3.50%	)	11/1/2028	17,882	17,748
Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan(h)	3.50%		11/1/2028	3,406	3,380
NAPA Management Services Corporation Term Loan B	–	(f)	2/23/2029	35,833	35,549
SCP Eye Care Services, LLC 2021 Delayed Draw Term Loan(h)	4.50%		3/16/2028	5,934	5,916
SCP Eye Care Services, LLC 2021 Term Loan	6.00% (3 Mo. LIBOR + 4.50%	)	3/16/2028	33,980	33,874
Summit Behavioral Healthcare LLC 1st Lien Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	11/24/2028	25,000	24,563
Surgery Center Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%	)	8/31/2026	100,000	99,222
Total					269,646

Health Services 0.48%
Gainwell Acquisition Corp. Term Loan B	–	(f)	10/1/2027	40,000	39,950
Horizon Therapeutics USA Inc. 2021 Term Loan B2	–	(f)	3/15/2028	50,000	49,487

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Services (continued)
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%	)	3/2/2028	$41,763	$40,232
National Mentor Holdings, Inc. 2021 Term Loan C	4.76% (3 Mo. LIBOR + 3.75%	)	3/2/2028	1,264	1,217
Total					130,886

Integrated Energy 0.17%
CPV Shore Holdings, LLC Term Loan	4.52% (1 Mo. LIBOR + 3.75%	)	12/29/2025	25,069	24,158
Oregon Clean Energy, LLC Term Loan	4.75% (1 Mo. LIBOR + 3.75%	)	3/1/2026	24,549	23,604
Total					47,762

Investments & Miscellaneous Financial Services 0.36%
Fender Musical Instruments Corporation 2021 Term Loan B	–	(f)	12/1/2028	60,342	60,040
Hudson River Trading LLC 2021 Term Loan	–	(f)	3/20/2028	39,899	39,438
Total					99,478

Machinery 0.06%
CMBF LLC Term Loan	6.50% (1 Mo. LIBOR + 6.00%	)	8/2/2028	16,490	16,036
Media: Content 0.64%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	7.764% (1 Mo. LIBOR + 7.00%	)	10/19/2026	50,000	48,385
Playtika Holding Corp 2021 Term Loan	–	(f)	3/13/2028	40,000	39,638
Univision Communications, Inc. 2022 Term Loan B	–	(f)	1/31/2029	90,000	89,072
Total					177,095

Medical Products 0.68%
Athenahealth, Inc. 2022 Delayed Draw Term loan(h)	1.75%		2/15/2029	7,246	7,160
Athenahealth, Inc. 2022 Term Loan B	–	(f)	2/15/2029	42,754	42,246
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 4.00%	)	12/18/2028	62,761	62,416
Physician Partners LLC Term Loan	4.80%		12/26/2028	74,960	74,460
Total					186,282

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Metals/Mining (Excluding Steel) 0.25%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%	)	6/14/2024	$22,063	$22,118
Peabody Energy Corporation 2018 Term Loan	3.499% (1 Mo. LIBOR + 2.75%	)	3/31/2025	49,819	47,147
Total					69,265

Oil Field Equipment & Services 0.21%
Ulterra Drilling Technologies, LP Term Loan B	6.014% (1 Mo. LIBOR + 5.25%	)	11/26/2025	59,312	57,211

Personal & Household Products 0.44%
Gibson Brands Inc. 2021 Term Loan	5.75% (3 Mo. LIBOR + 5.00%	)	8/11/2028	40,425	39,566
MND Holdings III Corp 2018 1st Lien Term Loan	4.506% (3 Mo. LIBOR + 3.50%	)	6/19/2024	82,247	81,424
Total					120,990

Pharmaceuticals 0.28%
Canopy Growth Corporation Term Loan (Canada)(b)	7.00% (3 Mo. LIBOR + 6.00%	)	3/18/2026	12,464	12,378
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B	–	(f)	11/15/2027	50,000	48,935
LSCS Holdings, Inc. 2021 1st Lien Term Loan	5.264% (1 Mo. LIBOR + 4.50%	)	12/16/2028	15,946	15,829
Total					77,142

Real Estate Investment Trusts 0.09%
Washington Prime Group, L.P. 2021 Take-back Exit Term Loan	6.75% (1 Mo. LIBOR + 6.00%	)	10/20/2025	24,442	24,595

Recreation & Travel 0.42%
Bulldog Purchaser Inc. 2018 Term Loan	4.258% (3 Mo. LIBOR + 3.75%	)	9/5/2025	15,765	15,157
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(b)	4.256% (3 Mo. LIBOR + 3.25%	)	11/12/2026	26,967	26,470
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(b)	4.256% (3 Mo. LIBOR + 3.25%	)	11/12/2026	3,571	3,505

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Recreation & Travel (continued)
NASCAR Holdings, Inc Term Loan B	3.264% (1 Mo. LIBOR + 2.50%	)	10/19/2026	$50,000	$49,886
Travel Leaders Group, LLC 2018 Term Loan B	4.764% (1 Mo. LIBOR + 4.00%	)	1/25/2024	21,995	20,844
Total					115,862

Restaurants 0.17%
Miller’s Ale House, Inc. 2018 Term Loan	5.42% - 7.25% (Prime Rate + 3.75% (1 Mo. LIBOR + 4.75%	) )	5/30/2025	48,879	47,706

Software/Services 1.13%
Anastasia Parent, LLC 2018 Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	8/11/2025	24,646	21,930
Applied Systems, Inc. 2021 2nd Lien Term Loan	6.506% (3 Mo. LIBOR + 5.50%	)	9/19/2025	24,117	24,160
Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan	6.264% (1 Mo. LIBOR + 5.50%	)	2/27/2026	17,648	17,480
Imprivata, Inc. Term Loan	4.514% (1 Mo. LIBOR + 3.75%	)	12/1/2027	53,879	53,706
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	6.23% (3 Mo. LIBOR + 5.00%	)	7/27/2028	59,762	59,015
Peraton Corp. Term Loan B	–	(f)	2/1/2028	60,000	59,677
Renaissance Holding Corp. 2018 1st Lien Term Loan	4.014% (1 Mo. LIBOR + 3.25%	)	5/30/2025	34,754	34,496
Riverbed Technology, Inc. 2021 PIK Exit Term Loan PIK 2.00%	7.00% (3 Mo. LIBOR + 6.00%	)	12/8/2026	51,911	40,876
Total					311,340

Specialty Retail 0.39%
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(b)	–	(f)	4/28/2028	60,000	58,387
Crocs Inc Term Loan B	3.50% (3 Mo. SOFR + 3.50%	)	2/20/2029	50,000	48,938
Total					107,325

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Support: Services 0.75%
Aramark Services, Inc. 2018 Term Loan B3	2.514% (1 Mo. LIBOR + 1.75%	)	3/11/2025		$40,000	$39,471
AVSC Holding Corp. 2020 Term Loan B1	4.25% (3 Mo. LIBOR + 3.25%	)	3/3/2025		29,016	27,103
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	7/3/2024		24,540	24,338
Sabre GLBL Inc. 2022 Term Loan B	–	(f)	6/30/2028		24,187	24,138
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	–	(f)	1/28/2030		26,167	25,644
Syniverse Holdings, Inc. 2018 1st Lien Term Loan	6.038% (3 Mo. LIBOR + 5.00%	)	3/9/2023		26,791	26,579
Verscend Holding Corp. 2021 Term Loan B	–	(f)	8/27/2025		39,920	39,874
Total						207,147

Theaters & Entertainment 0.46%
City Football Group Limited Term Loan (United Kingdom)(b)	4.598% (3 Mo. LIBOR + 3.50%	)	7/21/2028		56,355	55,017
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.006% (3 Mo. LIBOR + 3.00%	)	3/8/2024		13,857	13,158
Equinox Holdings, Inc. 2020 Term Loan B2	10.006% (3 Mo. LIBOR + 9.00%	)	3/8/2024		13,618	13,618
Vue International Bidco p.l.c. 2019 EUR Term Loan B (United Kingdom)(c)	4.75% (6 Mo. EURIBOR + 4.75%)		7/3/2026	EUR	51,659	45,298
Total						127,091

Transportation 0.02%
Echo Global Logistics, Inc. Term Loan	4.514% (1 Mo. LIBOR + 3.75%	)	11/23/2028		$4,483	4,377

Trucking & Delivery 0.07%
Carriage Purchaser, Inc. 2021 Term Loan B	5.014% (1 Mo. LIBOR + 4.25%	)	9/30/2028		19,715	19,555
Total Floating Rate Loans (cost $3,038,545)						3,032,410

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.76%
BFLD 2019-DPLO F†	3.094% (1 Mo. LIBOR + 2.54%	)#	10/15/2034	$33,000	$31,897
Great Wolf Trust 2019-WOLF B†	1.888% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	15,000	14,719
Great Wolf Trust 2019-WOLF D†	2.487% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	27,000	26,172
Great Wolf Trust 2019-WOLF E†	3.286% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	17,000	16,351
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440 E†	4.404% (1 Mo. LIBOR + 3.85%	)#	3/15/2036	100,000	96,499
KKR Industrial Portfolio Trust 2021-KDIP D†	1.804% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	7,500	7,297
KKR Industrial Portfolio Trust 2021-KDIP E†	2.104% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	7,500	7,289
KKR Industrial Portfolio Trust 2021-KDIP F†	2.604% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	7,500	7,255
Total Non-Agency Commercial Mortgage-Backed Securities (cost $210,853)					207,479

	Dividend Rate		Shares
PREFERRED STOCKS 0.11%

Commercial Banks
Synovus Financial Corp.(cost $31,620)	6.30% (3 Mo. LIBOR + 3.35%	)#	1,200	29,760
Total Long-Term Investments (cost $28,393,660)				27,499,382

			Principal Amount
SHORT-TERM INVESTMENTS 5.91%
Repurchase Agreements 5.91%
Repurchase Agreement dated 4/29/2022, 0.00% due 5/2/2022 with Fixed Income Clearing Corp. collateralized by $1,692,100 of U.S. Treasury Note at 2.375% due 5/15/2029; value: $1,657,011; proceeds: $1,624,492 (cost $1,624,492)			$1,624,492	1,624,492
Total Investments in Securities 105.96% (cost $30,018,152)				29,123,874
Less Unfunded Loan Commitments (0.06%) (cost $16,422)				(16,457)
Net Investments in Securities 105.90% (cost $30,001,730)				29,107,417
Other Assets and Liabilities – Net(i) (5.90)%				(1,622,332)
Net Assets 100.00%				$27,485,085

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
EUSA	Euro Swap Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2022, the total value of Rule 144A securities was $16,134,718, which represents 58.68% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2022.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2022.
(f)	Interest rate to be determined.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Security partially/fully unfunded.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at April 30, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront	(2)	Unrealized Appreciation/ (Depreciation	)(3)	Credit Default Swap Agreements Payable at Fair Value	(4)
Markit CMBX.NA.A.6	Citigroup Global Markets Inc.	2.000%		5/11/2063	22,000	$(2,135)		$139		$(1,996)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $139. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

Open Forward Foreign Currency Exchange Contracts at April 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	6/7/2022	390,000	$520,211	$490,399	$29,812
British pound	Sell	State Street Bank and Trust	6/7/2022	93,000	120,876	116,941	3,935
Euro	Sell	Bank of America	6/10/2022	103,000	110,525	108,844	1,681
Euro	Sell	Credit Agricole	6/10/2022	106,000	117,836	112,014	5,822
Euro	Sell	Morgan Stanley	6/10/2022	710,000	778,643	750,282	28,361
Euro	Sell	State Street Bank and Trust	6/10/2022	92,000	99,431	97,220	2,211
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$71,822

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	6/7/2022	7,000	$8,810	$8,802	$(8)
Euro	Buy	Bank of America	6/10/2022	97,000	107,713	102,503	(5,210)
Euro	Buy	Morgan Stanley	6/10/2022	91,000	99,105	96,163	(2,942)
Euro	Buy	Toronto Dominion Bank	6/10/2022	96,000	106,121	101,447	(4,674)
Euro	Buy	Toronto Dominion Bank	6/10/2022	197,000	215,521	208,177	(7,344)
Euro	Sell	Morgan Stanley	6/10/2022	92,000	97,199	97,220	(21)
Euro	Sell	State Street Bank and Trust	6/10/2022	188,000	197,867	198,666	(799)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(20,998)

Open Futures Contracts at April 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2022	7	Short	$(1,474,721)	$(1,475,688)	$(967)
U.S. 5-Year Treasury Note	June 2022	1	Short	(112,475)	(112,672)	(197)
Total Unrealized Depreciation on Open Futures Contracts						$(1,164)

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$–	$1,077,526	$1,077,526
Convertible Bonds	–	253,769	–	253,769
Corporate Bonds	–	22,898,438	–	22,898,438
Floating Rate Loans
Diversified Capital Goods	–	–	19,995	19,995
Remaining Industries	–	3,012,415	–	3,012,415
Less Unfunded Commitments	–	(16,457)	–	(16,457)
Non-Agency Commercial
Mortgage-Backed Securities	–	207,479	–	207,479
Preferred Stocks	29,760	–	–	29,760
Short-Term Investments
Repurchase Agreements	–	1,624,492	–	1,624,492
Total	$29,760	$27,980,136	$1,097,521	$29,107,417
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(1,996)	–	(1,996)
Forward Foreign Currency Exchange Contracts
Assets	–	71,822	–	71,822
Liabilities	–	(20,998)	–	(20,998)
Futures Contracts
Assets	–	–	–	–
Liabilities	(1,164)	–	–	(1,164)
Total	$(1,164)	$48,828	$–	$47,664

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND April 30, 2022

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

Investment Type	Asset- Backed Securities	Floating Rate Loans
Balance as of August 1, 2021	$–	$90,592
Accrued Discounts (Premiums)	31	2
Realized Gain (Loss)	–	(977)
Change in Unrealized Appreciation (Depreciation)	(11,542)	(131)
Purchases	1,089,037	65,244
Sales	–	(99,639)
Transfers into Level 3	–	–
Transfers out of Level 3	–	(35,096)
Balance as of April 30, 2022	$1,077,526	$19,995
Change in unrealized appreciation/ depreciation for the period ended April 30, 2022, related to Level 3 investments held at April 30, 2022	$(11,542)	$97

52	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on January 30, 2020. The Trust’s predecessor corporation was organized on May 1, 2001. The Trust currently consists of the following five funds separately, a “Fund” and collectively, the “Funds”). Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”) Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund) Lord Abbett International Growth Fund (“International Growth Fund”) Lord Abbett Mid Cap Innovation Growth Fund (“Mid Cap Innovation Growth Fund”) and Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). Emerging Markets Equity Fund commenced operations on March 2, 2022, International Growth Fund commenced operations on June 18, 2021 and the Innovation Growth Fund commenced operations on December 28, 2020. Climate Focused Bond Fund’s investment objective is total return. Mid Cap Innovation Growth Fund’s investment objective is to seek capital appreciation. Emerging Markets Equity Fund’s and International Growth Fund’s investment objective is to seek long-term capital appreciation. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

53

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

54

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2022 the funds did not loan any securities.

55

QPHR-TRI-3Q

(06/22)